Kathleen M. Macpeak

1.202.373.6149

kathleen.macpeak@morganlewis.com

VIA EDGAR

June 29, 2017

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nuveen All Cap Energy MLP Opportunities Fund (File Nos. 333-212322
and 811-22877): Filing on Form N-2

Dear Sir or Madam:

On behalf of our client, Nuveen All Cap Energy MLP Opportunities Fund (the “Fund”), we are filing Pre-Effective Amendment No. 1 to the Fund’s registration statement on Form N-2 under the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended. This filing is being made for the purpose of responding to comments received from the staff to the Fund’s filing made on June 29, 2016 to i) register additional Common Shares of the Fund; ii) update financial information; and iii) make other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

If you have any questions regarding this filing, please contact me at 202.373.6149.

Very truly yours,

/s/ Kathleen M. Macpeak
Kathleen M. Macpeak

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001